May 16, 2002

Dear Fellow Shareholders:

Thank you for investing in The Henssler Equity Fund ("The Fund"). The Fund's cumulative return year to date through April 30, 2002, was down (-1.66%) versus a decrease of (-5.80%) for the Standard & Poor's 500 Index (S&P 500). Since inception on June 10, 1998, The Fund has returned 6.00% versus an increase of 0.45% for the S&P 500 on an annualized basis.

The Fund continues to perform well among its peers. For the three-year period through April 30, 2002, Morningstar ranked The Fund as a Large Cap Blend Fund, and stated that The Fund finished in the top five percent (5%) of Large Cap Blend funds for that period. The ranking compares performance among funds with the same investment objectives. There were nine hundred twenty-one (921) funds classified as Large Cap Blend funds. Of course, we caution investors that past performance is no guarantee of future results.

The events that took place on September 11, 2001 were a "wake-up call". Our economy and nation, although off balance temporarily, is as solid as a rock and should continue to be. Many things have changed since the tragedy. However, our investment strategy remains intact. We will continue to buy only the strongest companies around. During the malaise, we were comfortable with the composition of our portfolio as we are today.

Our long-term investment strategy continues to focus on the over weighting of our positions in Technology, Health Care, Consumer Staples, and Financial sectors. Since the last report we have added to positions in Healthcare and Technology. Notable additions were made to Motorola, Bristol Myers, and Schering Plough. We initiated new positions in Alltel, BellSouth, Disney, Federal Signal, Lennar, IBM, Mylan Labs, and Parker-Hannifin.

With the addition of new high quality stocks, we also eliminated several positions. During the past six months we eliminated a variety of stocks including Amgen, Centurytel, Cisco Systems, Halliburton, J.P. Morgan Chase, Pfizer, SBC Communications, and Sun Micro Systems. We are confident that our decisions enhanced the quality of the Henssler Equity Fund and will contribute to the funds performance as the market and economy recovers.

May 16, 2002
Page Two

If you would like to receive periodic information regarding The Fund, we encourage you to visit our website at www.henssler.com. You can review The Henssler Equity Fund link as often as you like. Each quarter through our website, we provide details on our top 10 holdings, industry allocation, and other statistics. We also provide on our website media appearance information and links to articles in which The Fund's management team has been quoted.

On behalf of our board of directors and management team, we thank you for the trust and confidence you have shown by using The Henssler Equity Fund as your investment vehicle.

Yours very truly,


Gene W. Henssler, Ph.D.       Theodore L. Parrish       James L. Brookover, CFA
Co-Manager                    Co-Manager                Co-Manager

THE HENSSLER EQUITY FUND
SCHEDULE OF INVESTMENTS                                           APRIL 30, 2002
================================================================================

                                                       Shares          Value
                                                     ----------    ------------
COMMON STOCK -- 98.04%

   MATERIALS -- 4.03%

     BUILDING AND CONSTRUCTION PRODUCTS
     Vulcan Materials Co.                                20,735    $    954,225
                                                                   ------------

     BUILDING -  MAINTENANCE & SERVICE
     Ecolab, Inc.                                        14,400         632,304
                                                                   ------------

         TOTAL MATERIALS                                              1,586,529
                                                                   ------------

   INDUSTRIALS -- 6.79%

     AUTO-MEDIUM & HEAVY DUTY TRUCKS
     PACCAR, Inc.                                        16,775       1,198,909
                                                                   ------------

     DIVERSIFIED MANUFACTURING
     General Electric Co.                                15,335         483,819
     Illinois Tool Works Inc.                             8,900         641,690
                                                                   ------------
                                                                      1,125,509
                                                                   ------------
     INSTRUMENTS-CONTROLS
     Parker Hannifin Corp.                                7,000         349,650
                                                                   ------------
         TOTAL INDUSTRIALS                                            2,674,068
                                                                   ------------

   TELECOM SERVICES -- 3.16%

     TELEPHONE-LOCAL
     Alltell Corp.                                       12,000         594,000
     Bellsouth Corp.                                     21,350         647,972
                                                                   ------------
         TOTAL TELECOM SERVICES                                       1,241,972
                                                                   ------------

   CONSUMER DISCRETIONARY -- 10.69%

     AUTO PARTS & EQUIPMENT
     Federal Signal Corp.                                16,000         368,000
                                                                   ------------

     BUILDING-RESIDENTIAL/COMMERCIAL
     Lennar Corp.                                         8,700         483,198
                                                                   ------------

     MULTIMEDIA
     Walt Disney Co.                                     19,000         440,420
                                                                   ------------

     RETAIL-BUILDING PRODUCTS
     Home Depot, Inc.                                    24,170       1,120,763
                                                                   ------------

     RETAIL-MAJOR DEPARTMENT STORES
     Target Corp.                                        41,170       1,797,070
                                                                   ------------
         TOTAL CONSUMER DISCRETIONARY                                 4,209,451
                                                                   ------------

   CONSUMER STAPLES -- 14.78%

     BEVERAGES-NON-ALCOHOLIC
     Pepsico, Inc.                                       33,775       1,752,923
                                                                   ------------

     BREWERY
     Anheuser-Busch Companies, Inc.                      29,170       1,546,010
                                                                   ------------

THE HENSSLER EQUITY FUND
SCHEDULE OF INVESTMENTS                                           APRIL 30, 2002
================================================================================

                                                       Shares          Value
                                                     ----------    ------------

     COSMETICS & TOILETRIES
     Kimberly-Clark Corp.                                17,435    $  1,135,367
                                                                   ------------

     FOOD-WHOLESALE/DISTRIBUTION
     Sysco Corp.                                         29,750         863,048
                                                                   ------------

     RETAIL-DRUG STORES
     Walgreen Co.                                        13,770         520,093
                                                                   ------------
         TOTAL CONSUMER STAPLES                                       5,817,441
                                                                   ------------

   ENERGY -- 6.00%

     CHEMICAL - SPECIALITY
     Ashland, Inc.                                       14,000         571,620
                                                                   ------------

     OIL COMPANY-INTEGRATED
     BP PLC                                              10,200         518,160
     Exxon/Mobil Corp.                                   19,314         775,843
     Royal Dutch Petroleum Co. ADR                        9,480         495,425
                                                                   ------------
                                                                      1,789,428
                                                                   ------------
         TOTAL ENERGY                                                 2,361,048
                                                                   ------------

   FINANCIALS -- 20.35%

     Commercial Banks-Southern US
     Southtrust Corp.                                    42,300       1,128,564
                                                                   ------------

     FINANCE-CREDIT CARD
     MBNA Corp.                                          35,342       1,252,874
                                                                   ------------

     FINANCE-MORTGAGE LOAN/BANKER
     Fannie Mae                                          21,530       1,699,363
                                                                   ------------

     Insurance-Life/Health
     Jefferson-Pilot Corp.                               23,162       1,159,953
                                                                   ------------

     INSURANCE-MULTI-LINE
     American International Group, Inc.                  10,509         726,382
                                                                   ------------

     Investment Management/Advisory Services
     Goldman Sachs Group, Inc.                            8,000         630,000
     T. Rowe Price Group, Inc.                           13,600         476,952
                                                                   ------------
                                                                      1,106,952
     MONEY CENTER BANKS
     Bank of America Corp.                               12,900         934,992
                                                                   ------------
         TOTAL FINANCIALS                                             8,009,080
                                                                   ------------

THE HENSSLER EQUITY FUND
SCHEDULE OF INVESTMENTS                                           APRIL 30, 2002
================================================================================

                                                       Shares          Value
                                                     ----------    ------------

   Healthcare -- 14.62%

     Medical Instruments
     Medtronic, Inc.                                     14,100    $    630,129
                                                                   ------------

     MEDICAL PRODUCTS
     Johnson & Johnson                                   20,670       1,319,986
                                                                   ------------

     MEDICAL- DRUGS
     Bristol-Myers Squibb Co.                            34,615         996,912
     Mylan Laboratories                                  14,000         370,720
     Pharmacia Corp.                                     10,000         412,300
     Schering Plough Corp.                               42,520       1,160,796
                                                                   ------------
                                                                      2,940,728
     MEDICAL-WHOLESALE DRUG DISTRIBUTION
     Cardinal Health, Inc.                               12,450         862,163
                                                                   ------------
         TOTAL HEALTHCARE                                             5,753,006
                                                                   ------------

   Information Technology -- 17.62%

     Computer Software
     Microsoft Corp.*                                    22,150       1,157,559
                                                                   ------------

     COMPUTER-MEMORY DEVICES
     EMC Corp.*                                          30,800         281,512
                                                                   ------------

     COMPUTER-MICRO
     Dell Computer Corp.*                                32,700         861,318
     International Business Machine                       7,500         628,200
                                                                   ------------
                                                                      1,489,518
                                                                   ------------
     ELECTRONIC COMPONENTS-SEMICONDUCTORS
     Applied Materials, Inc.*                            62,800       1,527,296
     Intel Corp.                                         41,940       1,199,903
     Texas Instruments, Inc.                             20,800         643,344
                                                                   ------------
                                                                      3,370,543
                                                                   ------------
     WIRELESS EQUIPMENT
     Motorola Inc.                                       41,400         637,560
                                                                   ------------
         TOTAL INFORMATION TECHNOLOGY                                 6,936,692
                                                                   ------------

         TOTAL COMMON STOCK (COST $35,990,453)                       38,589,287
                                                                   ------------

THE HENSSLER EQUITY FUND
SCHEDULE OF INVESTMENTS                                           APRIL 30, 2002
================================================================================

                                                       Shares          Value
                                                     ----------    ------------


REPURCHASE AGREEMENTS -- 2.47%
         Fifth Third Bank, 1.29%, dated 04/30/02,
         due 05/01/02, repurchase price $970,913
         (collateralized by FNMB Pool #50952, 6.50%,
         due 12/01/08, market value $1,000,004
         (COST $970,878)                             $  970,878    $    970,878
                                                                   ------------

         TOTAL INVESTMENTS (COST $36,961,331) -- 100 51%             39,560,165
         OTHER ASSETS IN EXCESS OF LIABILITIES, NET -- (0.51)%         (200,434)
                                                                   ------------
          NET ASSETS -- 100%                                       $ 39,359,731
                                                                   ============

         * Non-income producing investment.
         ADR - American Depository Receipt

         Cost of investments owned for federal income tax
         purposes at April 30, 2002 was $37,157,427. The
         difference between book cost and tax cost consists
         of wash sales in the amount of $196,096. At April
         30, 2002 the composition of unrealized appreciation
         was as follows:
         Gross unrealized appreciation                                4,744,411
         Gross unrealized depreciation                               (2,341,673)
                                                                   ------------
         Net unrealized appreciation                               $  2,402,738
                                                                   ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE HENSSLER EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES                               APRIL 30, 2002
--------------------------------------------------------------------------------

ASSETS:
     Investments, at market (identified cost $36,961,331)          $ 39,560,165
     Receivables:
          Fund shares sold                                               25,178
          Dividends and interest                                         20,921
                                                                   ------------
                Total assets                                         39,606,264
                                                                   ------------

LIABILITIES:
    Payables:
          Securities purchased                                          199,595
          Operating service fees due to advisor                          22,784
          Advisory fees due to advisor                                   15,971
          Legal fees                                                      4,338
          Directors' fees                                                 3,799
          Fund shares redeemed                                               46
                                                                   ------------
                Total liabilities                                       246,533
                                                                   ------------

NET ASSETS                                                         $ 39,359,731
                                                                   ============

NET ASSETS CONSIST OF:
    Common stock                                                   $        316
    Additional capital paid - in                                     37,567,838
    Accumulated undistributed net investment income                       1,043
    Accumulated realized losses on investments                         (808,300)
    Net unrealized gain on investments                                2,598,834
                                                                   ------------

Net Assets, for 3,167,100 shares outstanding                       $ 39,359,731
                                                                   ============

Net Asset Value, offering and redemption price per share           $      12.43
                                                                   ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE HENSSLER EQUITY FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED APRIL 30, 2002
--------------------------------------------------------------------------------

INVESTMENT INCOME:
    Interest                                                       $     12,485
    Dividends                                                           403,164
                                                                   ------------
               Total investment income                                  415,649
                                                                   ------------

EXPENSES:
    Investment advisory fees                                            163,266
    Administration fees                                                 228,573
    Directors' fees                                                      16,537
    Legal fees                                                            6,230
                                                                   ------------
           Total expenses                                               414,606
                                                                   ------------

    Net investment income                                                 1,043
                                                                   ------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized loss on investments                                   (555,346)
    Net change in unrealized depreciation on investments             (1,138,449)
                                                                   ------------
    Net loss on investments                                          (1,693,795)
                                                                   ------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ (1,692,752)
                                                                   ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE HENSSLER EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      YEAR ENDED       YEAR ENDED
                                                                    APRIL 30, 2002   APRIL 30, 2001
                                                                    --------------   --------------
Operations:
     Net investment income                                           $      1,043     $     24,228
     Net realized loss on investments                                    (555,346)        (104,352)
     Net change in unrealized depreciation on investments              (1,138,449)        (228,723)
                                                                     ------------     ------------
Net decrease in net assets resulting from operations                   (1,692,752)        (308,847)
                                                                     ------------     ------------

Distributions to shareholders from:
     Net investment income                                                (24,228)              --
     Net realized gains                                                   (72,599)         (84,580)
                                                                     ------------     ------------
                                                                          (96,827)         (84,580)
                                                                     ------------     ------------

Capital Share Transactions:
     Proceeds from shares sold                                         18,866,280       11,160,182
     Proceeds from shares issued to holders in reinvestment
       of dividends                                                        94,624           83,045
     Cost of shares redeemed                                           (7,375,060)      (3,406,215)
                                                                     ------------     ------------
Increase in net assets from Fund share transactions                    11,585,844        7,837,012
                                                                     ------------     ------------

Increase in net assets                                                  9,796,265        7,443,585

NET ASSETS:
     Beginning of period                                               29,563,466       22,119,881
                                                                     ------------     ------------
     End of period (including undistributed accumulated
       net investment income of $1,043 and $24,228, respectively)    $ 39,359,731     $ 29,563,466
                                                                     ============     ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE HENSSLER EQUITY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The tables below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                         FOR THE YEAR      FOR THE YEAR      FOR THE YEAR     FOR THE PERIOD
                                                            ENDED             ENDED             ENDED             ENDED
                                                        APRIL 30, 2002    APRIL 30, 2001    APRIL 30, 2000    APRIL 30, 1999*
                                                        --------------    --------------    --------------    ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $      13.12      $      13.29      $      11.74      $      10.00
                                                         ------------      ------------      ------------      ------------

     Income From Investment Operations:
     Net investment income                                         --              0.01              0.01              0.02
     Net gain (loss) on securities (both realized and
        unrealized)                                             (0.65)            (0.14)             1.56              1.74
                                                         ------------      ------------      ------------      ------------
          Total from investment operations                      (0.65)            (0.13)             1.57              1.76
                                                         ------------      ------------      ------------      ------------

     Distributions:
     Net realized capital gain                                  (0.03)            (0.04)               --                --
     Net investment income                                      (0.01)               --             (0.02)            (0.02)
                                                                           ------------      ------------      ------------
                                                         ------------      ------------      ------------      ------------
          Total distributions                                   (0.04)            (0.04)            (0.02)            (0.02)
                                                         ------------      ------------      ------------      ------------

NET ASSET VALUE, END OF PERIOD                           $      12.43      $      13.12      $      13.29      $      11.74
                                                         ============      ============      ============      ============

TOTAL RETURN                                                    (4.99)%           (0.96)%           13.37%            17.57%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (in 000s)                 $     39,360      $     29,563      $     22,120      $     15,680
     Ratio of expenses to average net assets                     1.27%             1.21%             1.20%          1.20% 1
     Ratio of net investment income to
       average net assets                                        0.00%             0.10%             0.10%          0.17% 1
     Portfolio turnover rate                                       44%               49%               58%               14%

     *    The Henssler Equity Fund commenced operations on June 10, 1998.
     1    Annualized.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

The Henssler Equity Fund
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS
April 30, 2002

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
     The Henssler Funds, Inc. (the "Company") was incorporated under the laws of the state of Maryland on February 12, 1998, and consists solely of The Henssler Equity Fund (the "Fund"). The Company is registered as a no-load, open-end diversified management investment company of the series type under the Investment Company Act of 1940 (the "1940 Act"). The Company has an authorized capital of 100,000,000 shares, classified as shares of common stock with a par value of $.0001 per share. The Fund's investment strategy is to seek growth of capital. The Fund became effective with the SEC on June 8, 1998 and commenced operations on June 10, 1998.

     The costs incurred in connection with the organization, initial registration and public offering of shares have been paid by Henssler Asset Management, LLC (the "Adviser"). Accordingly, no organization costs have been recorded by the Fund.

     The following is a summary of significant accounting policies consistently followed by the Fund.

a) Investment Valuation--Common stocks and other equity-type securities listed on a securities exchange are valued at the last quoted sales price on the day of the valuation. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities that are listed on an exchange but which are not rated on the valuation date are valued at the most recent bid prices. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Investment manager under the supervision of the Board of Directors. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates fair market value.

b) Repurchase agreements--In connection with transactions in repurchase agreements, it is the Funds policy that its custodian take possession of the underlying collateral securities, the fair market value which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair market value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

c) Federal Income Taxes--No provision for federal income taxes has been made since the Fund has complied to date with the provision of the Internal Revenue Code applicable to regulated investment companies and intends to so comply in the future and to distribute substantially all of its net investment income and realized capital gains in order to relieve the Fund from all federal income taxes.

d) Distributions to Shareholders--Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and

The Henssler Equity Fund
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS
April 30, 2002

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES-(continued) capital gains distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

e) Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f) Other--Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.

2.   CAPITAL SHARE TRANSACTIONS
     Transactions in shares of the Fund were as follows:

                                              Year Ended           Year Ended
                                            April 30, 2002       April 30, 2001
                                            --------------       --------------
    Sold .........................             1,478,235              839,711
    Reinvested ...................                 7,404                6,097
    Redeemed .....................              (572,593)            (256,138)
    Net Increase .................               913,046              589,670

3.   INVESTMENT TRANSACTIONS
     The aggregate purchases and sales of investments, excluding short-term investments, by the Fund for the year ended April 30, 2002, were as follows:

                   Purchases:                    $25,340,275
                   Sales:                         14,069,714

4.   ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS
     The Fund has entered into a Management Agreement with Henssler Asset Management, LLC (the "Adviser") to provide investment management services to the Fund. Pursuant to the Advisory Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.50% as applied to the Fund's daily net assets. For the year ended April 30, 2002, the Adviser earned advisory fees of $163,266.

THE HENSSLER EQUITY FUND
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS
April 30, 2002

4.   ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS (continued)
     The Fund has entered into an Operating Services Agreement (the "Servicing Agreement") with the Adviser to provide or arrange for day-to-day operational services to the Fund. Under the Servicing Agreement, the Adviser provides all of the Fund's day-to-day operational services, excluding costs of brokerage, interest, taxes, litigation, independent directors' fees and expenses, independent directors' legal fees, and extraordinary expenses. For the year ended April 30, 2002, the Fund incurred independent directors' fees and independent directors' legal fees of $16,537 and $6,230, respectively. Pursuant to the Servicing Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.70% as applied to the Fund's daily net assets. For the year ended April 30, 2002, the Adviser earned fees of $228,573.

     The Fund and the Adviser have entered into an Investment Company Services Agreement (the "ICSA") with InCap Service Company to provide day-to-day operational services to the Fund including, but not limited to, accounting, administrative, transfer agent, dividend disbursing, registrar and recordkeeping services.

     The Fund and the Adviser have entered into a Distribution Agreement with InCap Securities, Inc. to provide distribution services to the Fund. InCap Securities, Inc. serves as underwriter/distributor of the Fund.

     Certain directors and officers of the Fund are directors and officers of the Adviser.

     The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30,
2002, Charles Schwab & Co., owned of record in aggregate more than 63% of the Henssler Equity Fund. The shares are held under an omnibus account (where by the transactions of two or more shareholders are combined and carried in the name of the originating broker rather than designated separately).

5.   REVOLVING LINE OF CREDIT
     Revolving Credit Agreement--The Fund has a $5,000,000 Revolving Credit Agreement with Fifth Third Bank; Borrowings under this arrangement bear interest at the Overnight Funds Rate in effect on the day the loan is made. The Overnight Funds Rate means the rate of interest on overnight funds which the Bank is offering to other borrowers and potential borrowers of comparable financial condition to borrower on the business day a loan is made, pursuant to this agreement. As of April 30, 2002, there were no outstanding balances.

6.   CAPITAL LOSS CARRYFORWARDS
     At April 30, 2002, the Fund had available for federal tax purposes an unused capital loss carryforward of $614,205, which expires in 2010. Capital loss carryforwards are available to offset future realized gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.

                          INDEPENDENT AUDITOR'S REPORT
                          ----------------------------

To The Shareholders and
Board of Directors
Henssler Equity Fund

We have audited the accompanying statement of assets and liabilities of the Henssler Equity Fund, including the schedule of portfolio investments, as of April 30, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the three years in the period then ended and for the period of June 10, 1998 (commencement of operations) through April 30, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held as of April 30, 2002 by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Henssler Equity Fund as of April 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period of June 10, 1998 (commencement of operations) through April 30, 1999, in conformity with accounting principles generally accepted in the United States of America.

McCurdy & Associates CPA's, Inc.
Westlake, Ohio
May 21, 2002

INDEPENDENT DIRECTORS
                                                                                     Number of
                                                                                 Portfolios in Fund
                                                                   Length of      Complex Overseen              Other
      Name, Age and Address                       Position        Time Served       by Director           Directorships Held
-------------------------------------------------------------------------------------------------------------------------------

Kenneth M. Davies (62)                         Director           Since 1998     One                   Etruscan Foundation,
Penobscot Building, Suite 3270                                                                         Cathedral Services Corp.
Detroit, MI 48226

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Attorney, Principal, Kenneth M. Davies, PC
-------------------------------------------------------------------------------------------------------------------------------

Ladd Kochman (57)                              Director           Since 1998     One                   None
1000 Chastain Road
Kennesaw, GA 301445591

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Professor of Finance, Kennesaw State University
-------------------------------------------------------------------------------------------------------------------------------

ADDITIONAL DIRECTORS AND OFFICERS

Gene W. Henssler, Ph.D. (62)                   Director,          Since 1998     One                   None
1281 Kennestone Circle                         President
Suite 100
Marietta, GA 30066

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, G. W. Henssler & Associates, Ltd.
-------------------------------------------------------------------------------------------------------------------------------

Patricia T. Henssler, C.P.A. (47)              Director,          Since 1998     One                   None
1281 Kennestone Circle                         Executive V.P.,
Suite 100                                      Treasurer
Marietta, GA 30066

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Treasurer, G W Henssler & Associates, Ltd; Certified Public Accountant, Henssler, Still & Associates
-------------------------------------------------------------------------------------------------------------------------------

James L. Brookover, CFA (52)                   Director           Since 1998     One                   None
1281 Kennestone Circle
Suite 100
Marietta, GA 30066

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Portfolio Manager, Henssler Asset Management, LLC, since 2001 - Portfolio Manager, Reams Asset Management
-------------------------------------------------------------------------------------------------------------------------------

Scott L. Keller, CFA (36)                      Vice President     Since 1998     One                   Cherokee National Trust
1281 Kennestone Circle
Suite 100
Marietta, GA 30066

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Principal, G W Henssler & Associates, Ltd
-------------------------------------------------------------------------------------------------------------------------------

Theodore L. Parrish (29)                       Vice President     Since 1998     One                   None
1281 Kennestone Circle
Suite 100
Marietta, GA 30066

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Principal, G W Henssler & Associates, Ltd
-------------------------------------------------------------------------------------------------------------------------------

William G. Lako, Jr. (31)                      Vice President     Since 1998     One                   Cherokee National Trust
1281 Kennestone Circle
Suite 100
Marietta, GA 30066

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Principal, G W Henssler & Associates, Ltd
-------------------------------------------------------------------------------------------------------------------------------